GEOGRAPHIC AND CUSTOMER INFORMATION - Summary of long-Lived Assets Based on Location (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net	$ 14,502	$ 13,245
Israel [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net	14,341	13,053
United States [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net	40	74
Germany [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net	29	34
Belarus [Member]
Schedule Of Long Lived Assets Based On Location [Line Items]
Property and equipment, net	$ 92	$ 84